Financial Assets and Financial Liabilities - Pre-Export Facility Agreement - Additional Information (Detail) $ in Thousands, ₽ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 377,411	₽ 408,955
Finance income	₽ 600	34,056	₽ 633
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Finance income		12,101
VTB Euro-denominated [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		66,368		€ 897
Pre-export facility [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Amount pre-export facility agreement outstanding		7			$ 100
Finance income		₽ 12,854